Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Maturity period (greater than)	7 days
Bank of America, N.A.
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Short-term bank notes outstanding	$ 16,800,000,000	$ 14,600,000,000
Bank Notes | Bank of America, N.A.
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Debt authorized	$ 75,000,000,000